Short-term and long-term bank loans - Summary (Details)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)
Short-term and long-term bank loans
Total short-term bank loans	$ 3,711,253	¥ 26,400,000	$ 1,238,400	¥ 8,000,000
Long-term bank loans, current portion	20,009		264,393	1,707,967
Long-term bank loans, non-current portion	421,733		22,033	142,328
Total long-term bank loans	441,742	3,142,331	286,426	1,850,295
Total short-term and long-term bank loans	4,152,995	29,542,331	1,524,826
Net book value of property and equipment pledged	14,538,686		14,285,557
Secured short-term bank loans
Short-term and long-term bank loans
Total short-term bank loans	3,289,519	23,400,000
Secured short-term bank loans with Industrial and Commercial Bank of China (Tahe Branch), Due May 25, 2023
Short-term and long-term bank loans
Total short-term bank loans	$ 632,600	¥ 4,500,000
Effective interest rate	3.80%	3.80%
Maximum percentage of outstanding principal and normal interest balance guaranteed	80.00%	80.00%
Secured short-term bank loans with Industrial and Commercial Bank of China (Tahe Branch), Due June 24, 2023
Short-term and long-term bank loans
Total short-term bank loans	$ 702,889	¥ 5,000,000
Effective interest rate	4.35%	4.35%
Maximum percentage of outstanding principal and normal interest balance guaranteed	80.00%	80.00%
Secured short-term bank loans with China Zheshang Bank Co., Ltd., Due May 25, 2023
Short-term and long-term bank loans
Total short-term bank loans	$ 562,311	¥ 4,000,000
Effective interest rate	5.50%	5.50%
Secured short-term bank loans with China Zheshang Bank Co., Ltd., Due May 25, 2023 | Assets pledged as collateral
Short-term and long-term bank loans
Net book value of property and equipment pledged	$ 752,091	¥ 5,350,000
Secured short-term bank loans with China Zheshang Bank Co., Ltd., Due May 31, 2023
Short-term and long-term bank loans
Total short-term bank loans	$ 688,831	¥ 4,900,000
Effective interest rate	5.50%	5.50%
Secured short-term bank loans with Bank of Beijing (Yangzhou Branch), Due December 20, 2022
Short-term and long-term bank loans
Total short-term bank loans	$ 702,888	¥ 5,000,000
Effective interest rate	4.75%	4.75%
Maximum percentage of outstanding principal and normal interest balance guaranteed	100.00%	100.00%
Secured short-term bank loans with Industrial and Commercial Bank of China (Tahe Branch), Due June 24, 2022
Short-term and long-term bank loans
Total short-term bank loans			$ 774,000	¥ 5,000,000
Effective interest rate			4.35%	4.35%
Secured short-term bank loans with Industrial and Commercial Bank of China (Tahe Branch), Due June 24, 2022 & Due June 24, 2023 | Assets pledged as collateral
Short-term and long-term bank loans
Net book value of property and equipment pledged	$ 300,000	¥ 2,100,000
Unsecured short-term bank loans
Short-term and long-term bank loans
Total short-term bank loans	421,734	3,000,000
Unsecured short-term bank loans with Industrial and Commercial Bank of China (Tahe Branch), Due December 9, 2022
Short-term and long-term bank loans
Total short-term bank loans	$ 210,867	¥ 1,500,000
Effective interest rate	3.85%	3.85%
Unsecured short-term bank loans with Industrial and Commercial Bank of China (Tahe Branch), Due December 10, 2022
Short-term and long-term bank loans
Total short-term bank loans	$ 210,867	¥ 1,500,000
Effective interest rate	3.85%	3.85%
Unsecured short-term bank loans with Industrial and Commercial Bank of China (Tahe Branch), Due June 12, 2022
Short-term and long-term bank loans
Total short-term bank loans			$ 232,200	¥ 1,500,000
Effective interest rate			4.65%	4.65%
Unsecured short-term bank loans with Industrial and Commercial Bank of China (Tahe Branch), Due June 13, 2022
Short-term and long-term bank loans
Total short-term bank loans			$ 232,200	¥ 1,500,000
Effective interest rate			4.65%	4.65%
Secured long-term bank loans with WeBank Co., Ltd., Due October 9, 2022
Short-term and long-term bank loans
Long-term bank loans, current portion	$ 20,009	¥ 142,331
Effective interest rate	10.26%	10.26%
Maximum amount of line of credit amount guaranteed	$ 703,000	¥ 5,000,000
Secured long-term bank loans with WeBank Co., Ltd., Due October 9, 2022, One
Short-term and long-term bank loans
Total long-term bank loans			$ 88,722	¥ 573,144
Effective interest rate			10.26%	10.26%
Secured long-term bank loans with WeBank Co., Ltd., Due October 9, 2022, Two
Short-term and long-term bank loans
Total long-term bank loans			$ 88,722	¥ 573,144
Effective interest rate			10.26%	10.26%
Secured long-term bank loans with WeBank Co., Ltd., Due October 9, 2022, Three
Short-term and long-term bank loans
Total long-term bank loans			$ 86,949	¥ 561,679
Effective interest rate			10.26%	10.26%
Secured long-term bank loans with Xiaoshan Rural Commercial Bank, Due July 17, 2025
Short-term and long-term bank loans
Long-term bank loans, non-current portion	$ 421,733	¥ 3,000,000
Effective interest rate	6.31%	6.31%